Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related Party Disclosures
19.
Related Party Disclosures
(a)
Key management personnel compensation

In addition to their contracted fees, directors and executive officers also participate in the Company’s Share option program and DSU and RSU plans. Certain executive officers are subject to a mutual termination notice ranging from one to twelve months. Key management personnel compensation comprised:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Directors & officers compensation	$4,658,753	$4,413,442	$4,644,388
Share-based payments	34,500,181	26,455,495	875,755
	$39,158,934	$30,868,937	$5,520,143

Included in the above amounts, is $1,000,000 (December 31, 2024 and 2023 - $579,996 and $579,996, respectively) paid or accrued according to a contract for business and operational consulting services with Forbes & Manhattan, Inc. during the year ended December 31, 2025, a company for which Mr. Stan Bharti (Former Executive Chairman and Chair of the Advisory Board of the Company) is the Executive Chairman. The year ended December 31, 2025 includes a discretionary bonus of $nil (December 31, 2024 and 2023 - $750,000 and $2,000,000, respectively) paid to Forbes & Manhattan, Inc., a company for which Mr. Stan Bharti (Chair of the Advisory Board of the Company) is the Executive Chairman.

During the year ended December 31, 2025, the Company recorded an expense of $34,500,181 (years ended December 31, 2024 and 2023 - $26,455,495 and $875,755, respectively) in share-based compensation related to the amortization of the estimated fair value of DSUs and RSUs granted to directors and officers of the Company in 2015, 2022, 2023, 2024 and 2025. As at December 31, 2025, 3,542,500 DSUs were granted to officers and directors of the Company of which 2,695,834 have vested, and 846,666 have not yet vested. During the year ended December 31, 2025, 800,000 of these DSUs were exercised. (See Note 14(b)). As of December 31, 2025, 4,400,300 RSUs were granted to officers and directors of the Company, of which 3,325,000 have vested and 975,300 have not yet vested. During the year ended December 31, 2025, 100,000 of the RSUs were exercised. (See Note 14(c)).

(b)
Transactions with other related parties

As at December 31, 2025, trade payables and accrued liabilities included an amount of $42,233 (December 31, 2024 - $45,706) owing to directors and officers of the Company for consulting and directors fees and $nil (December 31, 2024 - $26,121) owing to directors and officers for expense reimbursement.

During the year ended December 31, 2025, the Company recorded an expense of $nil (years ended December 31, 2024 and 2023 - $nil and $47,028) for travel costs with Tali Flying LP, a company which has a former common director. As at December 31, 2025, trade payables and accrued liabilities included $nil (December 31, 2024 - $nil) owing to Tali Flying LP and prepaid expenses included $nil (December 31, 2024 - $113,893) advanced to Tali Flying LP.

See Note 15 for warrants granted during the year ended December 31, 2024.

These transactions, occurring in the normal course of operations, are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.